Variable Interest Entities And Preferred Securities Of Subsidiaries (Narrative) (Details) a in Thousands, $ in Millions		1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
		Oct. 31, 2007 USD ($) a	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006 USD ($) a	Dec. 31, 2007 USD ($)
Variable Interest Entity [Line Items]
Long-term debt			$ 11,075	$ 8,844			$ 11,075	$ 8,844
Deferred tax liabilities, other			2,300				2,300
Payments to Acquire Investments							0	198	$ 0
Extinguishment of Debt, Amount	[1]						266	2,151	1,625
Financing Receivable, Gross			7,033	7,014			7,033	7,014
Cash, cash equivalents, and short-term investments			1,033	1,050			1,033	1,050
Letters of credit issued											$ 2,380
Financial assets											2,090
Notes receivable, fair value disclosure			2,200	2,100			2,200	2,100
Long-term debt											2,140
Financial liabilities											$ 2,030
Long-term debt, fair value			2,060	$ 1,970			2,060	1,970
Accretion income for amortization of purchase accounting adjustment for financial assets							19	19	19
Accretion expense for amortization of purchase accounting adjustment, financial liabiities							7	7	$ 7
Entities [Member]
Variable Interest Entity [Line Items]
Forestlands average sales | a										5,600
Amount of consideration received										$ 4,800
ip_timber note maturity date										Aug. 25, 2016
Business acquisition, equity interest issued or issuable, value assigned										$ 200
Contribution of International Paper promissory notes to other newly formed entities										400
Entities acquired International Paper debt obligations for cash										4,800
International Paper debt obligations held by the Entities										5,200
Deferred tax liabilities, other			$ 1,400				$ 1,400
Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Forestlands average sales | a		1,550
Amount of consideration received		$ 2,380
ip_timber note maturity date		Oct. 31, 2027
Maturity date		Nov. 05, 2027
Variable Interest Entity, Not Primary Beneficiary [Member] | Class B Interest In Entities [Member]
Variable Interest Entity [Line Items]
Interests held in entities in December 2006										$ 5,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
ip_timber note maturity date			Aug. 25, 2021
Contribution of International Paper promissory notes to other newly formed entities					$ 130
International Paper debt obligations held by the Entities					150	$ 150
Long-term debt					4,200	4,200
Timber Notes Maturity Extension				5 years
Payments to Acquire Investments						198
Letters of credit downgrade period of replacement							60 days
Financing Receivable, Gross					4,800	4,800
ip_Extension Loans requiring LC banks to maintain credit rating at or above a specified threshold					1,100	1,100
Maturity date			Dec. 31, 2020
Cash, cash equivalents, and short-term investments					600	600
Notes receivable, fair value disclosure			$ 4,710	$ 4,680			$ 4,710	4,680
Long-term debt, fair value			4,280	$ 4,280			4,280	$ 4,280
2015 Refinance Loans [Domain]
Variable Interest Entity [Line Items]
Long-term debt					$ 4,200	$ 4,200
Maturity date					May 25, 2016
Two Thousand Seven Monetized Notes [Member]
Variable Interest Entity [Line Items]
Deferred tax liabilities, other			$ 831				$ 831
Letters of credit downgrade period of replacement		30 days

[1]	Reductions related to notes with interest rates ranging from 2.00% to 9.38% with original maturities from 2015 to 2030 for the years ended December 31, 2016, 2015 and 2014. Includes the $630 million payment for a portion of the Special Purpose Entity Liability for the year ended December 31, 2015 (see Note 12 Variable Interest Entities).